Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2019
Introduction, basis of presentation of the consolidated financial statements and other information [Abstract]
Introduction, basis of presentation of the consolidated financial statements and other information

1.     Introduction, basis of presentation of the consolidated financial statements and other information

a) Introduction

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., headquartered in Spain (Banco Santander Spain), is the lead institution of the Financial and Prudential Conglomerates (Conglomerate Santander) before the Central Bank of Brazil (Bacen), established as a joint-stock corporation, with head office at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 - Building A - Vila Olímpia, in the City of São Paulo, State of São Paulo. Banco Santander operates as a multiple service bank, conducting its operations by means of its commercial, investment, loans, mortgage loans, leasing and foreign exchange portfolios. Through its subsidiaries, also operates in the segments of payments, management of shares' club, securities and insurance brokerage operations, capitalization plans, consumer finance, payroll loans, digital platforms, benefit vouchers, management and recovery of non-performing loans and private pension products. The operations are conducted within the context of a group of institutions that operates in the financial market on an lintegrated basis. The corresponding benefits and costs of providing services are absorbed between them and are conducted in the normal course of business and under commutative conditions.

The Board of Directors authorized the issuance of the Financial Statements for the year ended on December 31, 2019, at the meeting held on March 6, 2020.

These Financial Statements and the accompanying documents were the subject of a recommendation for approval issued by the Company's Audit Committee and a favorable opinion of the Company's Fiscal Council.

b) Basis of presentation of the consolidated financial statements

The consolidated financial statements have been prepared in accordance with the standards of the International Financial Reporting Standards (IFRS) issued by the Accountant Standards Board (IASB), and interpretations issued by the IFRS Interpretations Committee (current name International Financial Reporting Interpretations Committee - IFRIC). All relevant information specifically related to the financial statements of Banco Santander, and only in relation to these, are being evidenced, and correspond to the information used by Banco Santander in its management.

c) Other information

c.1) Adoption of new standards and interpretations

• IFRS 16 - as of January 1, 2019, the Bank adopted IFRS 16, which replaces IAS 17.

I.              Transition

As permitted by the specific transition provisions, Banco Santander opted to apply the regulations in a retrospective modified manner, the effects of which were applied in January 1, 2019.

The changes in accounting practices resulting from the adoption of IFRS 16 were applied to the right of use assets as part of tangible assets and lease liabilities as other liabilities in the balance sheet.

II.             Lease Identification

In adopting IFRS 16, the Bank recognized lease liabilities involving leases that had already been classified as "commercial leases" in accordance with the principles of IAS 17 - Leases.

For the initial application of the standard, the Bank used the following permitted practical expedients:

• The exclusion of the initial direct costs for the measurement of the right to use asset at the date of initial application;

• It was decided not to separate the service provision component embedded in lease agreements; and

• The Bank also decided not to apply IFRS 16 to contracts that were not identified as containing a lease under IAS 17 and IFRIC 4 - Determination as to whether a Contract contains a Lease.

In addition, the following recognition exemptions are also used:

• The accounting of operating leases with a remaining term of less than 12 months as of January 1, 2019 as short-term leases;

• The accounting for operating leases whose underlying asset is of immaterial;

• Until January 1, 2019, leases of fixed assets, in which the Bank as the lessee, held substantially all the risks and benefits of the property, were classified as financial leases. The balances presented are immaterial.

The majority of the lease contracts in which the bank is a lessor relates to real estate and equipment at the branches.

Banco Santander does not have rights-of-use assets that fall within the definition of investment properties

III.            Lease term

Lease agreements are formalized, analyzed and negotiated individually and contain a wide range of different terms and conditions. The Bank evaluates the term of the contract, as well as the intention to remain in the real estate. Thus, estimates of terms may vary according to contractual conditions, considering extension options, and also according to legal provisions.

The Bank assumes that the fines for contractual termination charged before the maturity date are not significant.

Lease agreements do not contain restrictive clauses, but leased assets can not be used as collateral for loans.

IV.            Initial Measurement

In their initial recognition, leases are recognized as a right of use asset and a corresponding liability on the date the leased asset becomes available for use by the Group.

The right of use to be recorded is measured at cost against the lease liability, which represents the present value of the lease payments that are not made to date. Lease payments are discounted using the incremental interest rate incremental borrowing interest rate. There is no onerous contract that required an adjustment in usage rights to be recorded as assets on the date of the initial adoption.

The use rights are measured at amortized cost in accordance with the following:

• The value of the initial measurement of the lease liability;

• Any lease payments made before or on the start date of any incentive received;

• any directly attributed initial cost; and

• Restoration costs, if the requirements of IAS 37 are met for the recording of Provisions, Contingent Liabilities and Contingent Assets.

The recognized rights of use assets related to each type of asset are as follows:

	12/31/2018	Adoptions Effects - IFRS 16	01/01/2019
Real Estate and Properties	-	2,373,959	2,373,959
Data processing systems	-	91,791	91,791
Total	-	2,465,750	2,465,750

The Santander Group uses as an incremental rate the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment, by term, guarantee and similar economic scenario, represented in  Santander Brasil by the funding cost curve of a risk-free asset, applied individually to each contract according to the estimates projected as the lease term.

Lease liabilities include the net present value of the following lease payments:

• Reduced fixed payments of any incentive;

• Variable payments that are based on a rate or indexer;

• Expected amounts to be paid by the lessee based on the residual value of collateral;

• The exercise price of a call option, if the lessee is reasonably certain about the exercise of the option; and

• Payment of penalties for the termination of the lease if the term of the operation reflects the exercise of the option by the lessee.

In the analysis of the Santander Group's contracts, only contracts with fixed and non-incentive payments or residual guarantee values were identified or the purchase option was embedded, thus, the effects on the accounting of liabilities arising from the initial adoption:

Lease Contracts as of December 31, 2018	-
Operating lease contracts discounted by the incremental interest rate	2,203,382
(-) Short-term leases as expenses	(19,252)
(+)/(-) Adjustments as a result of a different treatment of the termination dates of the contract	281,620
Balance as of January 1, 2019	2,465,750
Liabilities recognized as of January 1, 2019 - Other financial liabilities	2,465,750

Effects on accounting for the year ended on December 31, 2019 due to the initial adoption (there were no impacts on the results of the comparative periods generated by the initial adoption):

01/01 to 12/31/2019
Effects on results arising from the adoption of IFRS 16:
Rental Expense - Other administrative expenses	693,660
Asset amortization expenses - Tangible Assets	(564,132)
Interest expense on liabilities - Interest and similar income	(201,601)
Incremental interest tax effect - Income taxes	28,836
Total	(43,237)

Effects on the accounting of the financial liability on the period ended December 31, 2019:

Adoption of IFRS 16 in 01/01/2019	2.465.750
New contracts origination	267.268
Accrued interests	198.433
Renew of the existing contracts	422.755
Payments	(693.704)
Other movements	(61.465)
Financial liability measured at amortized cost - Leasing Contracts as of 12/31/2019	2.599.037

Below is presented the projected inflation (IGP-M) on December 31, 2019:

Projected IGP-M (annualized)
Up to 3 months	3,29%
From 3 to 12 months	3,26%
From to 1 to 3 years	2,62%
From 3 to 5 years	2,94%
More than 5 years	3,21%

V.             Subsequent measurement

After the initial measurement, the values of the assets recorded as right of use are being updated using the cost method, so any accumulated depreciation is deducted monthly, according to the criteria of CPC 27 - Property, Plant and Equipment depreciation of the right-of-use asset and any remeasurement of the lease liability, when applicable.

The initially recorded lease liability is updated monthly by increasing the liability amount of the interest portion of each lease and reducing the amount of monthly lease payments and corrected for any remeasurement lease, when applicable. The majority of the lease contracts in which the bank is a lessor relates to real estate and equipment at the branches.

The lease liability is remeasured, in case of changes in the lease term or in the contract value, the amount resulting from the new determination of the lease liability is recorded as a contra entry to the corresponding right of use asset.

The effects of adopting IFRS 16 impacts exclusively the operating segment Commercial Bank.

• IFRIC 23 - Published in June 2017 by the IASB, IFRIC 23 - Uncertainty over Income Tax Treatments on Profit has mandatory application as of January 1, 2019 and aims to clarify procedures for the application of recognition and measurement requirements established in the IAS 12 of Taxes on Profit when there is uncertainty about the treatments to be adopted for the Taxes on Profit.

The Bank carried out analyzes on the procedures already adopted for accounting and presentation of Income Taxes in relation to the content of IFRIC 23 and it was possible to conclude that there are no impacts on the disclosures made up to December 31, 2018, as well as from the adoption of the new standard on January 1, 2019.

Standards and interpretations that will come into effect after December 31, 2019

At the date of preparation of these consolidated financial statements, the following standards and interpretations that have effective adoption date after December 31, 2019 and have not yet been adopted by the Bank are:

• IFRS 17 - In May 2017, the IASB issued the IFRS for insurance contracts to replace IFRS 4. IFRS 17 is scheduled to be implemented January 1, 2021. The purpose of this standard is to demonstrate greater transparency and useful information in condensed financial statements, one of the main changes being the recognition of profits as the delivery of insurance services, in order to evaluate the performance of insurers over time. Banco Santander is evaluating the possible impacts when adopting the standard.

• Amendments to IFRS 9, IFRS 7 and IAS 39 - In September 2019, the IASB changed its IFRS 9 and IAS 39 standards as well as the related disclosure standard, IFRS 7, on some requirements for hedge accounting. The changes were implemented on January 1, 2020. The amendments modify some specific requirements on hedge accounting in order to clarify potential effects of the uncertainty caused by the IBOR reform project. In addition, such changes require entities to provide additional information about their hedge relationships that are directly affected by these uncertainties. Banco Santander concluded that there are no significant impacts as from the adoption of the new standards on January 1, 2020.

c.2) Estimates used

The consolidated results and the calculation of consolidated equity are impacted by the accounting policies, assumptions, estimates and measurement methods used by the Bank's directors in the preparation of interim consolidated financial statements. The Bank makes estimates and assumptions that affect the reported amounts of assets and liabilities of future periods. All estimates and assumptions required, in accordance with IFRS, are the best estimates in accordance with the applicable standard.

In interim consolidated financial statements, estimates are made by management of the Bank and consolidated entities in order to quantify certain assets, liabilities, revenues and expenses and disclosures of explanatory notes.

c.2.1) Critical estimates

The main estimates were discussed in detail for the preparation of the consolidated financial statements as of December 31, 2019. In the exercise ended December 31, 2019, there were no significant changes in the estimates made at the end of the year 2018, in addition to those indicated in these statements financial statements, especially arising from the application of IFRS 16.

The critical estimates and assumptions that have the most significant impact on the accounting balances of certain assets, liabilities, revenues and expenses and the disclosure of explanatory notes are described below:

i. Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL), Social Integration Program (PIS) and Contribution for the Financing of Social Security

The income tax expense is obtained by adding the Income Tax, Social Contribution, PIS and Cofins. Current Income Tax and Social Contribution arise from the application of the respective tax rates on the real income, and the rates of PIS and Cofins applied on the respective calculation basis provided for in the specific legislation, together with the changes in deferred tax assets and liabilities recognized in the consolidated statement of income. The CSLL rate, for banks of any kind, was increased from 15% to 20% effective as of March 1, 2020, pursuant to article 32 of Constitutional Amendment 103, published on November 13, 2019.

Deferred tax assets and liabilities include temporary differences, identified as the amounts expected to be paid or recovered on the differences between the carrying amounts of the assets and liabilities and their respective bases of calculation, and accumulated tax credits and tax losses. These amounts are measured at the rates that are expected to be applied in the period in which the asset is realized or the liability is settled. Deferred tax assets are only recognized for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets may be used and the deferred tax assets do not result from the initial recognition (except in one combination of business) of other assets and liabilities in an operation that does not affect either the taxable income or the taxable income. Other deferred tax assets (tax credits and accumulated tax losses) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable income for them to be used.

The deferred tax assets and liabilities recognized are revalued at the balance sheet date, and the appropriate adjustments are made based on the findings of the analyzes carried out. The expected realization of the Bank's deferred tax assets is based on projections of future results and based on a technical study.

Additional details are in notes 2.aa.

ii. Valuation of the fair value of certain financial instruments

Financial instruments are initially recognized at fair value and those that are not measured at fair value through profit or loss are adjusted for transaction costs.

Financial assets and liabilities are subsequently measured at the end of each period using valuation techniques. This calculation is based on assumptions, which take into account the Management's judgment based on information and market conditions existing at the balance sheet date.

Banco Santander classifies the measurements at fair value using the hierarchy of fair value that reflects the model used in the measurement process, segregating the financial instruments between Levels I, II or III.

Additional details are in notes 2.e and 47.c8 of the Consolidated Financial Statements of December 31, 2019, which present the sensitivity analysis for Financial Instruments.

iii. IFRS 9 - Financial Instruments: issued in its final format in July 2014, the International Accounting Standards Board (IASB) approved IFRS 9, which replaced IAS 39 Financial Instruments, in accordance with the guidelines defined by the G20 by finance ministers of the world's 20 largest economies) in April 2009, establishing requirements for the recognition and measurement of financial instruments. This standard was adopted from January 1, 2018.

Provisions for losses on receivables

The book value of non-recoverable financial assets is adjusted by recording a provision for loss of debit from "Losses on financial assets (net) - Financial assets measured at amortized cost" in the consolidated statement of income. The reversal of previously recorded losses is recognized in the consolidated statement of income in the period in which the impairment loss decreases and can be objectively related to a recovery event.

To determine the balance of "Provision for impairment", Banco Santander first assesses whether there is objective evidence of impairment individually for financial assets that are significant, and individual or collective for non-recoverable financial assets.

In order to individually measure the impairment loss on loans assessed for impairment, the Bank considers the conditions of the counterparty, such as its economic and financial situation, level of indebtedness, income generation capacity, cash flow, management, corporate governance and quality of internal controls, payment history, industry experience, contingencies and credit limits, as well as characteristics of assets, such as their nature and purpose, type, sufficiency and guarantees of liquidity and total credit value , and also based on historical experience of impairment and other circumstances known at the time of valuation.

In order to measure the impairment loss on loans assessed collectively for impairment, the Bank separates financial assets into groups taking into account the characteristics and similarities of credit risk, ie, according to the segment, type of assets, guarantees and other factors associated with the historical experience of impairment and other circumstances known at the time of valuation.

Further details are in note 2.i of the Consolidated Financial Statements of December 31, 2019, which present the sensitivity analysis for Financial Instruments.

Transition

As permitted by the transitional provisions of IFRS 9, the Group chose not to restate comparative figures, upon initial adoption in January 1, 2018. Any adjustments in the carrying amounts of financial assets and liabilities at the transition date were recognized in the initial net income and other reserves of the current period. The Group also opted to continue applying the hedge accounting requirements of IAS 39 in adopting IFRS 9.

Financial assets and liabilities

Initial Recognition and Measurement

The Bank initially recognizes loans and advances, deposits, debt securities issued and subordinated liabilities at the date of origin.

All other financial instruments (including regular purchases and sales of financial assets) are recognized on the trade date, which corresponds to the date on which the Bank becomes part of the contractual provisions of the instrument.

A financial asset or liability is initially measured at fair value, plus, in the case of an item not designated at fair value through profit or loss, transaction costs directly attributable to its acquisition or issue.

Ranking

Financial assets

On initial recognition, a financial asset is classified as measured at amortized cost, at fair value through Other Comprehensive Income or at fair value through profit or loss.

A financial asset is measured at amortized cost if it meets the following conditions and is not designated at fair value through profit or loss:

• The asset is maintained within a business model whose objective is to maintain assets to receive contractual cash flows;

• The contractual terms of the financial asset generate, at specific dates, cash flows that refer exclusively to payments of principal and interest on the principal amount outstanding.

A debt instrument is measured at fair value through Other Comprehensive Income if it meets the following conditions and is not designated at fair value through profit or loss:

• The asset is maintained within a business model whose objective is achieved through the receipt of contractual cash flows and the sale of financial assets; and

• The contractual terms of the financial asset generate, at specific dates, cash flows that refer exclusively to payments of principal and interest on the outstanding principal amount.

In the initial recognition of an equity instrument not held for trading, the Bank may irrevocably elect to present subsequent changes in fair value through Other Comprehensive Income. This option is made considering each investment individually and was not used by the Bank.

All other financial assets are classified as measured at fair value through profit or loss.

In addition, at initial recognition, the Bank may irrevocably designate at fair value through profit or loss a financial asset that would otherwise meet the measurement requirements at amortized cost or at fair value through Other Comprehensive Income, if such designation eliminate or substantially reduce an accounting mismatch that may exist. This option was not used by the Bank.

Business model evaluation

The Bank evaluates the objective of a business model in which an asset is maintained at the portfolio level, for better reflecting how the business is managed and what information is provided to Management. The information considered includes:

- Defined policies and objectives for the portfolio and the application of these policies in practice. Including, if Management's strategy is focused on earning contractual interest income, maintaining a specific interest rate profile, aligning the duration of the assets;

- How the performance of the portfolio is evaluated and reported to the Bank's Management;

- The risks that affect the performance of the business model (and financial assets held within that business model) and how those risks are managed;

- How the managers of the business are remunerated - for example, if the remuneration is based on the fair value of the managed assets or the contractual cash flows received;

- The frequency, volume and timing of sales in prior periods, the reasons for such sales and their expectations about future sales. However, sales activity information is not considered in isolation, but as part of an overall assessment of the Bank's stated purpose of managing financial assets.

Financial assets held for trading or managed, whose performance is valued at fair value, are measured at fair value through profit or loss, since (i) they are not held to receive contractual cash flows (ii) nor maintained to receive cash flows and sell financial assets.

Assessment to determine whether contractual cash flows refer exclusively to payments of principal and interest

 For the purposes of this valuation, "principal" is defined as the fair value of the financial asset at initial recognition. "Interest" is defined as the consideration for the value of the currency over time and for the credit risk associated with the principal amount outstanding for a specific period and for other underlying risks and costs of the borrowings (eg liquidity risk and costs) as well as the profit margin.

In assessing whether contractual cash flows refer exclusively to payments of principal and interest, the Bank considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the term or value of the contractual cash flows so that it would not meet this condition. In carrying out the evaluation, the Bank considers:

- contingent events that would alter the value and term of the cash flows;

- leverage;

- terms of advance payment and extension;

- terms limiting the Bank's right to cash flows of assets; and

- resources that modify the consideration of the value of the currency in time, for example, periodic readjustment of interest rates.

Reclassification of categories of financial assets

Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Bank changes its business model to manage financial assets.

Derecognition of Financial Assets

The Bank derecognizes a financial asset when the contractual rights to the cash flows of the asset expire or when it transfers the rights to the receipt of the contractual cash flows in a transaction in which essentially all the risks and benefits of ownership of the financial asset are transferred or in which the Bank does not transfer or retain substantially all the risks and rewards of ownership of the financial asset and does not control the financial asset.

The difference between the carrying amount of the asset (or book value allocated to the portion of the asset disposed) and the sum (i) of the consideration received (including any new assets obtained, less any new liabilities assumed) and (ii) any accumulated gains or losses recognized in "Other Comprehensive Income" is recorded in the income statement.

As from the date of the adoption of IFRS, mentioned above, any accumulated gains / losses recognized in "Other Comprehensive Income" in relation to equity instruments designated at fair value through Other Comprehensive Income are not recorded in the statement of income through the write-off of these securities.

The Bank carries out transactions in which it transfers the assets recognized in its balance sheet, but maintains all or substantially all the risks and benefits of the assets transferred or part thereof. In these cases, the transferred assets are not downloaded. Examples of such operations include assignments of co-sponsored loan portfolios.

In operations in which the Bank does not retain or transfer substantially all the risks and rewards of ownership of a financial asset and hold control of the asset, the Bank continues to recognize the asset in the extent of its continued involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.

Derecognition of Financial Liabilities

The Bank derecognizes a financial liability when its contractual obligations are terminated, canceled or when they expire.

Effective interest rate

The effective interest rate is one that exclusively discounts future cash payments or receipts estimated during the expected life of the financial asset or financial liability at the gross carrying amount of a financial asset (i.e. its amortized cost before any provision for reduction recoverable amount) or the amortized cost of a financial liability. The calculation does not consider expected credit losses and includes transaction costs, premiums or discounts and fees paid or received that are an integral part of the effective interest rate, such as origin taxes.

Changes in financial assets and liabilities

Financial assets

If the terms of a financial asset are modified, the Bank assesses whether the cash flows of the modified asset are substantially different. If the cash flows are substantially different, the contractual rights to the cash flows of the original financial asset will be considered as due. In this case, the original financial asset is written off and a new financial asset is recognized at fair value.

If the cash flows of the modified asset measured at amortized cost are not substantially changed, the change does not result in a derecognition of the financial asset. In this case, the Bank recalculates the gross carrying amount of the financial asset and recognizes the amount resulting from the adjustments to the gross carrying amount as gain or loss of change in profit or loss. If such a change is made due to the financial difficulties of the debtor, gains or losses are presented together with the impairment losses. In other cases, they are presented as interest income.

Interest Revenue

Interest income is calculated by applying the effective interest rate to the gross carrying amount of the financial assets, except:

(a) Financial assets acquired or originated with credit impairment, for which the original effective interest rate adjusted to the credit is applied to the amortized cost of the financial asset.

(b) Financial assets that are not acquired or originated with credit impairment, but subsequently presented a default event (or "stage 3"), for which interest income is calculated by applying the effective interest rate to its net amortized cost of the provision.

Equity Instruments

Equity instruments are those that meet the definition of stockholders 'equity from the issuer's point of view, that is, instruments that do not contain a contractual obligation to pay and show a residual interest in the issuer's stockholders' equity. Examples are equity instruments that include common shares.

Generally, all equity instruments are measured at fair value through profit or loss, except where the Bank's management has elected, at the time of initial recognition, the irrevocable designation of an equity investment at fair value through Other Comprehensive Income. The Bank's policy is to designate capital investments as measured at fair value against Other Comprehensive Income when these investments are held for other purposes that do not generate investment returns, in which case the fair value gains and losses are recognized in Other Comprehensive Income and are not subsequently reclassified to profit or loss, including the sale of the asset. Impairment losses (and the reversal of impairment losses) are not accounted for separately from other changes in fair value. With respect to dividends, when they represent a return on such investments, they continue to be recognized in income as other income when the Bank has the right to receive payments.

Gains and losses on investments measured at fair value through profit or loss are included under "Financial Assets measured at fair value through profit or loss" in the Statement of Income.

Financial Liabilities

The Bank derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability is recognized at fair value based on the modified terms. The difference between the carrying amount of the extinguished financial liability and the new financial liability with modified terms is recognized in the income statement.

Offsetting

Financial assets and liabilities are offset and the net amount presented in the balance sheet when, and only when, the Bank currently has a legally enforceable right to offset the amounts and the intention to liquidate them on a net basis, or realize the asset and settle the liability simultaneously.

Revenues and expenses are presented on a net basis only when permitted by IFRSs or for gains or losses resulting from a group of similar operations, such as in the Bank's trading activity.

Measurement at fair value

"Fair value" corresponds to the price that would be received on the sale of an asset or paid in the transfer of a liability in an organized transaction between market participants at the measurement date in the main market or, in the absence thereof, the most advantageous market to which the Bank has access on that date.

When one is available, the Bank measures the fair value of an instrument based on the price quoted in that market for that instrument. A market is considered active if the transactions for the asset or liability occur with sufficient regularity and volume to provide price information on an ongoing basis.

If there is no quoted price in an active market, the Bank uses valuation techniques to maximize the use of relevant observable information and minimize the use of unobservable information. The chosen valuation technique incorporates all the factors that would be considered by the participants of the active market in the price of an operation.

The best evidence of the fair value of a financial instrument, at initial recognition, usually corresponds to the price of the transaction, that is, the fair value of the consideration paid or received. If the Bank determines that the fair value at initial recognition differs from the price of the transaction and the fair value is not evidenced by a price quoted in an active market for an identical asset or liability or based on an assessment technique for which any non-observable information is considered to be irrelevant to the measurement, the financial instrument will initially be measured at fair value, adjusted to defer the difference between the fair value at the initial recognition and the transaction price. This difference is subsequently recognized in profit or loss appropriately based on the life of the instrument, but until the valuation is fully supported by observable market data or the transaction is terminated.

If an asset or liability measured at fair value has a purchase price and a sale price, the Bank measures the assets and the positions purchased at a purchase price and the liabilities and the positions sold at a sale price.

The fair value of a financial liability with a cash demand (for example, a cash deposit) is not less than the amount payable on demand, discounted from the first date on which payment of the amount could be required.

Impairment

The Bank recognizes adjustments for expected credit losses in respect of the following financial instruments that are not measured at fair value through profit or loss:

- financial assets that are debt instruments;

- lease receivables;

- financial guarantee contracts issued; and

- loan commitments issued.

No impairment loss is recognized in equity instruments.

The Bank measures the impairment adjustments equal to the expected credit losses during the maturity, except for the instruments below, for which they are recorded as expected credit losses in 12 months:

- debt instruments with a low credit risk at the closing date; and

- other financial instruments (other than lease receivables) in which credit risk has not increased substantially since its initial recognition.

Adjustments for losses on lease receivables are always measured at an amount equal to the expected credit losses during the maturity.

Measurement of expected credit losses

Expected credit losses are a probability-weighted estimate of credit losses. They are measured as follows:

- financial assets not subject to impairment at the closing date: as the present value of all cash shortages, ie the difference between the cash flows due to the entity under the contract and the cash flows the Bank expects to receive;

- financial assets subject to impairment at the closing date: as the difference between the gross carrying amount and the present value of the estimated future cash flows;

- loan commitments to be released: as the present value of the difference between the contractual cash flows due to the Bank if the commitment is used in full and the cash flows that the Bank expects to receive; and

- financial guarantee contracts: expected payments to reimburse the holder, less any amounts that the Bank expects to recover.

Modified Assets

If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced by a new asset due to financial difficulties of the debtor, it is necessary to assess whether the financial asset should be written off and the expected credit losses are measured as follows:

- If the expected restructuring does not result in derecognition of the existing asset, the cash flows expected and arising from the modified financial asset are included in the calculation of the cash deficiencies of the existing asset.

- If the expected restructuring results in a derecognition of the existing asset, the expected fair value of the new asset is treated as the final cash flow of the financial asset existing at the time of its derecognition.

This amount is included in the calculation of the cash insufficiencies arising from the existing financial asset discounted from the estimated date of the derecognition until the closing date, using the original effective interest rate of the existing financial asset.

Determination of significant increases in credit risk

At each balance sheet date, the Bank assesses whether the financial assets carried at amortized cost and the financial instruments at fair value through Other Comprehensive Income are subject to impairment, as well as other financial instruments subject to this assessment.

A financial asset is "subject to impairment" when one or more events that have a negative impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is subject to impairment includes the following observable data:

- significant financial difficulty of the debtor or issuer;

- delays in contractual obligations;

- breach of contract, such as defaults or delays;

- the restructuring of a loan or advance by the Bank under conditions which the Bank would not consider as interesting to carry out;

- the likelihood of the debtor going bankrupt or making another financial reorganization; or

- the disappearance of an active market for a security due to financial difficulties.

A financial instrument that has been renegotiated due to deterioration in the condition of the borrower is generally considered to be subject to impairment unless there is evidence that the risk of not receiving the contractual cash flows has been significantly reduced and there is no other indicator of impairment.

Provision for expected credit losses in the balance sheet

Provisions for expected credit losses are presented in the balance sheet as follows:

- financial assets measured at amortized cost: as a deduction from the gross book value of the assets;

- loan commitments and financial guarantee contracts: as a provision; and

- debt instruments measured at fair value through Other Comprehensive Income: no provision for losses is recognized in the balance sheet, since the carrying amount of these assets corresponds to the fair value.

Objective evidence of impairment

At each closing date, the Bank assesses the existence of objective evidence that financial assets not measured at fair value through profit or loss were reduced in their recoverable value. A financial asset or group of financial assets presents a reduction in its recoverable amount when objective evidence shows that a loss event occurred after the initial recognition of the asset (s) and that the loss event had an impact on the cash flows. cash of the asset (s) that could be estimated safely.

Objective evidence that financial assets have had a decline in their recoverable value include:

- significant financial difficulty of a debtor or issuer;

- default or default by a debtor;

- the restructuring of a loan or advance by the Bank under conditions which the Bank would not consider as interesting to carry out;

- indications that a debtor or issuer could go bankrupt;

- the disappearance of an active market for a security; or

- observable data related to a group of assets, such as adverse changes in the payment status of borrowers or issuers in the group, or economic conditions correlated with default in the group.

Loans that have been renegotiated due to deterioration in the debtor's condition are generally considered as reduced to recoverable value unless there is evidence that the risk of not receiving the contractual cash flows has been significantly reduced and there is no other indicator of impairment.

All loans and advances and securities measured at individually significant amortized cost were subject to a specific impairment test. Loans and advances and securities measured at amortized cost not considered as individually significant were collectively tested for impairment by grouping loans and advances and securities at amortized cost with similar credit risk characteristics.

Individual or collective evaluation

An individual measurement of impairment was based on Management's best estimate of the present value of the cash flows expected to be received. In estimating these cash flows, Management has judged the financial position of a debtor and the net realizable value of any underlying collateral. Each asset reduced to its recoverable value was evaluated for its merits, while the test strategy and estimated cash flows considered to be recoverable were approved by the Bank's credit risk managers.

In assessing the need for a collective provision for losses, management considered factors such as credit quality, portfolio size, concentrations and economic factors. To estimate the necessary provision, assumptions were made to define how inherent losses were modeled and to determine the required data parameters, based on historical experience and current economic conditions.

Measurement of impairment

Impairment losses on assets measured at amortized cost were calculated as the difference between the book value and the present value of the estimated future cash flows, discounted at the effective interest rate of the asset. Impairment losses on assets measured at fair value through Other Comprehensive Income were calculated as the difference between book value and fair value.

Reversal of impairment

For assets measured at amortized cost: If an event occurred after the impairment caused a reduction in the value of the impairment loss, the reduction in the impairment loss was reversed through profit or loss.

For debt securities measured at fair value through Other Comprehensive Income: If, in a subsequent period, the fair value of a debt security reduced to recoverable value has increased and this increase could be objectively tied to an event occurring after recognition of the impairment loss, the impairment loss was reversed through profit or loss; otherwise, any increase in fair value was recognized through Other Comprehensive Income.

Any subsequent recovery in the fair value of an equity instrument measured at fair value through Other Comprehensive Income and reduced to recoverable value was recognized at any time in Other Comprehensive Income.

The reconciliation of stockholders' equity resulting from the initial adoption of IFRS 9 is as follows:

Equity reconciliation

Equity before IFRS 9 adjustments - 12/31/2017	87,087,601
Allowance for loan losses	(2,149,051)
Provision for contingent liabilities	(674,513)
Re-measurement of assets arising from the new categories	17,806
Others	237,867
Deferred tax	1,026,066
Equity after IFRS 9 adjustments - 01/01/2018	85,545,776

Designation at fair value through profit or loss

Financial assets

At initial recognition, the Bank designated certain financial assets at fair value through profit or loss, as this designation eliminates or significantly reduces accounting mismatch that may arise.

Values of expected credit losses

Information, assumptions and techniques used in the estimation of impairment

Classification of financial instruments by stages

The portfolio of financial instruments subject to impairment is divided into three levels, based on the stage of each instrument related to its level of credit risk:

- Stage 1: It is understood that a financial instrument at this stage does not have a significant increase in risk since its initial recognition. The provision on this asset represents the expected loss resulting from possible default during the next 12 months;

- Stage 2: If a significant increase in risk has been identified since the initial recognition, without materializing deterioration, the financial instrument will be framed within this stage. In this case, the amount referring to the provision for expected loss for delinquency reflects the estimated loss of the residual life of the financial instrument. For the assessment of the significant increase in credit risk, the quantitative measurement indicators used in the normal management of credit risk will be used, as well as other qualitative variables, such as the indication of being an undeveloped operation if considered as refinanced or included operations in a special agreement; and

- Stage 3: A financial instrument is recorded within this stage when it shows signs of deterioration evident as a result of one or more events that have already occurred and which materialize at a loss. In this case, the amount relating to the provision for losses reflects the expected losses due to credit risk over the expected residual life of the financial instrument.

Impairment estimation methodology

The measurement of the expected loss is made through the following factors:

- Exposure at Default or EAD: is the transaction value exposed to credit risk, including the current available balance balance that could be provided at the time of default. The models developed incorporate assumptions about the changes in the payment schedule of operations.

- Probability of Default (PD): is defined as the probability that the counterparty can meet its obligations to pay the principal and / or interest. For the purposes of IFRS 9, both will be considered: PD - 12 months (Stage 1), which is the probability that the financial instrument will default during the next 12 months as well as PD - life time (Stage 2 and 3), which considers the probability that the transaction between in default between the balance sheet date and the residual maturity date of the transaction. The standard requires that future information relevant to the estimation of these parameters should be considered.

- Losses given default (LGD): is the resulting loss in the event of default, that is, the percentage of exposure that can not be recovered in the event of default. It depends mainly on the guarantees associated with the operation, which are considered as risk mitigation factors associated with each credit financial asset and the expected future cash flows to be recovered. As established in the regulations, future information should be taken into account for its estimation.

- Discount rate: is the rate applied to estimated future cash flows over the expected life of the asset, to bring them to present value.

In order to estimate the aforementioned parameters, the Bank has applied its experience in the development of internal models for the calculation of parameters both for the purposes of the regulatory environment and for internal management.

Definition of default

The Bank considers that a financial asset is in a default situation when:

- it is likely that the debtor will not fully pay its credit obligations to the Bank; or

- the debtor has significant credit obligations to the Bank overdue for more than 90 days as a general rule.

Overdrafts are considered past due if the customer violates a recommended limit or has been granted a lower limit than the current outstanding amount.

When assessing whether a debtor is in default, the Bank considers indicators:

- qualitative - eg breaches of covenants;

- quantitative - for example, the status of past due and non-payment of another obligation of the same issuer to the Bank; and

- based on data collected internally and obtained from external sources.

Allowance for losses

The following tables present the reconciliations of the opening and closing balances of the provision for losses by category of financial instrument. The terms expected credit losses in 12 months, expected credit losses during the maturity and impairment losses recoverable amounts are explained in the accounting practices note. The values for December 31, 2017 represent a provision for loan losses and reflect the measurement basis in accordance with IAS 39.

R$ millions	Total
Allowance for loan losses - Balance 12/31/2017	18,261,638
Allowance for guarantees - Balance 12/31/2017	312,373
IAS 39 Balance at 12/31/2017	18,574,011
Initial adoption effect of IFRS 9 (Note 1.2i)	2,823,564
IFRS 9 Balance at 01/01/2018	21,397,575

As of January 1, 2018, the Allowance for Loan Losses balance related to IFRS 9 segregated by stages was represented by: Stage 1 - 20%, Stage 2 - 15% and Stage 3 - 65%. The segregation in stages related December 31, 2019, is in note 9.c.

Financial Assets and Liabilities

A. Classification of Financial Assets and Liabilities at the Initial Adoption of IFRS 9

The table below presents the financial assets classified in accordance with IAS 39 and the new measurement categories in accordance with IFRS 9.

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)		Original classification in accordance with IAS 39	Balance 12/31/2017	Reclassifications	Remeasurement	Balance 01/01/2018	New classification in accordance with IFRS 9
Financial Assets	IAS 39	Loans and receivables	355,246,574	354,317,416	-	354,317,416	Measured at Amortized cost
				492,429	5,197	497,626	Measured Mandatorily Measured At Fair Value Through Profit Or Loss
				436,729	(7,179)	429,550	Measured at Fair value through other comprehensive income
		Available-for-sale	85,823,384	4,762,234	3,791	4,766,025	Measured at Amortized cost
				79,954,513	-	79,954,513	Measured at Fair value through other comprehensive income
				1,106,637	15,997	1,122,634	Measured at Fair value through profit and loss
		Held to maturity investments	10,214,454	10,214,454	-	10,214,454	Measured at Amortized cost
		Held for trading	86,271,097	86,271,097	-	86,271,097	Measured at Fair value through profit and loss Held For Trading
		Other financial assets measured at fair value through profit and loss	1,692,057	1,692,057	-	1,692,057	Measured at Fair value through profit and loss
Total (1)			539,247,566	539,247,566	17,806	539,265,372

(1)    Does not include Provision for Losses on contingent liabilities and commitments

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)		Original classification in accordance with IAS 39	Balance 12/31/2017	Reclassifications	Remeasurement	Balance 01/01/2018	New classification in accordance with IFRS 9
Financial liabilities	IAS 39	Held for trading	49,322,546	-	-	49,322,546	Measured At Fair Value Through Profit Or Loss Held For Trading
		Amortized cost	478,880,704	-	-	478,880,704	Measured at Amortized cost
Total			528,203,250	-	-	528,203,250

iv. Provisions for pension funds

Defined benefit plans are recorded based on an actuarial study performed annually by a specialized company at the end of each year, effective for the subsequent period and are recognized in the consolidated statement of income under Interest and similar expenses and Provisions (net).

The present value of the defined benefit obligation is the present value without deduction of any plan assets from the expected future payments required to settle the obligation resulting from the employee's service in current and past periods.

Additional details are in note 2.x of the Consolidated Financial Statements of December 31, 2019.

v. Provisions, assets and contingent liabilities

Provisions for judicial and administrative proceedings are constituted when the risk of loss of the judicial or administrative action is assessed as probable and the amounts involved are measurable with sufficient security, based on the nature, complexity and history of the actions and the opinion of the legal advisors internal and external.

Explanatory note 2.r to the Bank's consolidated financial statements for the year ended December 31, 2019, features information on provisions and contingent assets and liabilities. There were no significant changes in provisions and contingent assets and liabilities of the Bank between December 31, 2018 and December 31, 2019, the date of preparation of these consolidated financial statements.

vi. Goodwill

The goodwill recorded is subject to the impairment test, at least once a year or in a shorter period, in the event of any indication of impairment of the asset.

The basis used for the recoverability test is the value in use and, for this purpose, the cash flow is estimated for a period of 5 years. Cash flow was prepared considering several factors, such as: (i) macroeconomic projections of interest rates, inflation, exchange rate and others; (ii) behavior and growth estimates of the national financial system; (iii) increased costs, returns, synergies and investment plan; (iv) customer behavior; and (v) growth rate and adjustments applied to flows in perpetuity. The adoption of these estimates involves the probability of future events occurring and the alteration of any of these factors could have a different result. The cash flow estimate is based on a valuation prepared by an independent expert annually or whenever there is evidence of a reduction in its recoverable amount, which is reviewed and approved by Management.

Further details are in note 13.